Income taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jan. 29, 2009
Schedule Of Income Taxes [Line Items]
Forecasted annualized effective tax rate			41.30%	48.40%
Tax expense related to adjustments to deferred taxes	$ 3	$ 3	$ 3	$ 3
IncomeTaxReconciliationStateAndLocalIncomeTaxes		1		1
Tax expense (benefit) due to changes to liability for uncertain tax positions			1	(2)
Interest and penalties					(4)	(18)	2
Accumulated earnings, foreign subsidiaries					169
Unrecognized tax benefits related to tax loss carry forwards					9	21
U.S. Federal tax credit and other carryforwards					110	93
State tax loss and other carryforwards					69	73
Foreign tax loss and other carryforwards					193	194
Increase(decrease)in valuation allowance					(61)
Reduction related to tax loss and other carry forwards						69
Increases related to other foreign subsidiaries						8
Valuation allowance					101	162
Foreign valuation allowance					7
Unrecognized tax benefits, affect effective tax rate					24
Unrecognized tax benefits					42	57	158	132
Unrecognized tax benefits, affect deferred tax accounts					18
Unrecognized tax benefits, accrued interest					5	6	26
Unrecognized tax benefits, accrued penalties						2
Unrecognized tax benefits, inclusive of tax, interest and penalties					47
Anticipated Outcome During Next Twelve Months
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits decrease due to resolution of ongoing tax examinations and lapses of applicable statutes of limitations					16
Us Federal Tax Credit And Other Carryforwards [Member]
Schedule Of Income Taxes [Line Items]
Increase(decrease)in valuation allowance					3
State Tax Loss And Other Carryforwards [Member]
Schedule Of Income Taxes [Line Items]
Increase(decrease)in valuation allowance					(3)
Foreign Tax Loss And Other Carryforwards [Member]
Schedule Of Income Taxes [Line Items]
Increase(decrease)in valuation allowance					(61)
Expire During Next 1 to 4 Years
Schedule Of Income Taxes [Line Items]
Foreign tax loss and other carryforwards					1
Indefinite Expiration Years
Schedule Of Income Taxes [Line Items]
U.S. Federal tax credit and other carryforwards					109
State tax loss and other carryforwards					13
Foreign tax loss and other carryforwards					190
Expire During Next 5 Years
Schedule Of Income Taxes [Line Items]
State tax loss and other carryforwards					3
Expire During Next 6 to 20 Years
Schedule Of Income Taxes [Line Items]
State tax loss and other carryforwards					53
Foreign tax loss and other carryforwards					2
Maximum
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits, accrued penalties					1		1
Maximum | Expire During Next 1 to 4 Years
Schedule Of Income Taxes [Line Items]
U.S. Federal tax credit and other carryforwards					$ 1